UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management LP

Address:  Royal Bank Plaza, South Tower
	  200 Bay Street, Suite 2700, PO Box 27
          Toronto, Ontario Canada
          M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kirstin McTaggart
Title: Chief Compliance Officer
Phone: 416-943-4065

Signature, Place, and Date of Signing:

 Kirstin McTaggart   Toronto, Ontario, Canada    November 9, 2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $911,382(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


 					FORM 13F INFORMATION TABLE

Name Of Issuer                 Title  Cusip  Value USD  Shares or ShPut/ InvestmeOtheVoting Authority
                               Class          (x$1000)    Prn Amt PrCall DiscretiMgrs     Sole   Shared     None

Advantage Oil & Gas Ltd.        Com  00765F10     5,464  1,450,000 sh       Sole      1,450,000
Agnico-Eagle Mines Limited      Com  00847410        12        200 sh       Sole            200
Alexco Resource Corp.           Com  01535P10    51,400  7,546,050 sh       Sole      7,546,050
Allied Nevada Gold Corp.        Com  01934410    34,714    962,900 sh       Sole        962,900
AuRico Gold Inc.                Com  05155C10       270     28,568 sh       Sole         28,568
Aurizon Mines Ltd.              Com  05155P10         3        600 sh       Sole            600
Avino Silver & Gold Mines       Com  05390610     5,138  2,880,000 sh       Sole      2,880,000
Banro Corp.                     Com  06680010        79     20,000 sh       Sole         20,000
Barrick Gold Corp.              Com  06790110    40,292    860,000 sh       Sole        860,000
Brigus Gold Corp.               Com  10949010    19,389 15,878,050 sh       Sole     15,878,050
Cameco Corp                     Com  13321L10         9        500 sh       Sole            500
Canadian Natural Resources Ltd. Com  13638510     4,990    170,000 sh       Sole        170,000
Celestica Inc.                  Com  15101Q10     5,481    755,000 sh       Sole        755,000
Claude Resources Inc            Com  18287310    12,699  7,005,850 sh       Sole      7,005,850
Coeur d'Alene Mines Corporation Com  19210850    29,141  1,359,200 sh       Sole      1,359,200
Crosshair Exploration & Mining  Com  22763R40       801  2,000,000 sh       Sole      2,000,000
Destination Maternity Corp.     Com  25065D10       721     56,000 sh       Sole         56,000
Eldorado Gold Corporation       Com  28490210    15,823    918,888 sh       Sole        918,888
Endeavour Silver Corp.          Com  29258Y10     4,623    513,300 sh       Sole        513,300
Exeter Resource Corporation     Com  30183510    14,371  3,923,000 sh       Sole      3,923,000
Extorre Gold Mines Ltd          Com  30227B10    35,214  6,021,500 sh       Sole      6,021,500
Finish Line Inc.                Com  31792310    10,417    521,100 sh       Sole        521,100
First Majestic Silver Corp      Com  32076V10    71,556  4,690,800 sh       Sole      4,690,800
Foot Locker Inc.                Com  34484910     2,411    120,000 sh       Sole        120,000
Franco-Nevada Corporation       Com  35185810       485     13,400 sh       Sole         13,400
Golden Minerals Company         Com  38111910     7,688  1,033,400 sh       Sole      1,033,400
Golden Star Resources Ltd       Com  38119T10     4,572  2,432,700 sh       Sole      2,432,700
Great Panther Silver Ltd        Com  39115V10       125     50,000 sh       Sole         50,000
GT Advanced Technologies Inc.   Com  36191U10     3,910    557,000 sh       Sole        557,000
Gulf Resources Inc.             Com  40251W30        56     25,000 sh       Sole         25,000
Halliburton Co                  Com  40621610     1,526     50,000 sh       Sole         50,000
Hecla Mining Company            Com  42270410    16,876  3,148,600 sh       Sole      3,148,600
HudBay Minerals Inc.            Com  44362810     1,918    205,800 sh       Sole        205,800
IamGold Corporation             Com  45091310    28,146  1,416,400 sh       Sole      1,416,400
Imperial Oil Limited            Com  45303840        90      2,500 sh       Sole          2,500
InterDigital Inc.               Com  45867G10     1,123     24,100 sh       Sole         24,100
iPath S&P 500 VIX Short-Term Fu Com  06740C26    11,314    212,000 sh       Sole        212,000
Ishares Silver Trust            Com  46428Q10    34,565  1,195,600 sh       Sole      1,195,600
Jaguar Mining Inc.              Com  47009M10    11,845  2,533,800 sh       Sole      2,533,800
Johnson & Johnson               Com  47816010        25        400 sh       Sole            400
Keegan Resources Inc            Com  48727510     3,112    617,900 sh       Sole        617,900
Kimber Resources Inc.           Com  49435N10     6,772  5,106,557 sh       Sole      5,106,557
Kinross Gold Corporation        Com  49690240     1,434     96,521 sh       Sole         96,521
Kodiak Oil & Gas Corp.          Com  50015Q10     5,579  1,070,760 sh       Sole      1,070,760
Lake Shore Gold Corp.           Com  51072810     1,205    794,475 sh       Sole        794,475
Mag Silver Corp.                Com  55903Q10    22,555  2,883,179 sh       Sole      2,883,179
Magna International Inc.        Com  55922240     2,281     69,000 sh       Sole         69,000
Market Vectors Gold Miners ETF  Com  57060U10    38,810    703,200 sh       Sole        703,200
Market Vectors Junior Gold Mine Com  57060U58    24,071    855,100 sh       Sole        855,100
McDermott International Inc.    Com  58003710         5        500 sh       Sole            500
Midway Gold Corp                Com  59815310       393    198,100 sh       Sole        198,100
Minco Gold Corporation          Com  60254D10       585    721,780 sh       Sole        721,780
Minefinders Corporation Ltd.    Com  60290010     3,469    251,300 sh       Sole        251,300
Mines Management Inc.           Com  60343210       161     98,400 sh       Sole         98,400
Mosaic Co/The                   Com  61945C10        34        700 sh       Sole            700
Motorola Mobility Holdings Inc. Com  62009710     1,145     30,300 sh       Sole         30,300
New Gold Inc.                   Com  64453510    11,786  1,141,776 sh       Sole      1,141,776
Nexen Inc                       Com  65334H10        39      2,500 sh       Sole          2,500
Oilsands Quest Inc.             Com  67804610     2,174 10,352,861 sh       Sole     10,352,861
Pan American Silver Corp.       Com  69790010     1,748     64,900 sh       Sole         64,900
Pengrowth Energy Corp           Com  70706P10     7,482    828,138 sh       Sole        828,138
Penn West Petroleum Ltd         Com  70788710        37      2,500 sh       Sole          2,500
Platinum Group Metals Ltd.      Com  72765Q20       323    300,000 sh       Sole        300,000
Potash Corp of Sask Inc         Com  73755L10         4        100 sh       Sole            100
Primero Mining Corp             Com  74164W10     2,983  1,105,000 sh       Sole      1,105,000
Progressive Waste Solutions Ltd Com  74339G10     1,272     61,800 sh       Sole         61,800
ProShares VIX Short-Term Future Com  74347W69       573      5,000 sh       Sole          5,000
Quest Rare Minerals Ltd         Com  74836T10        68     30,324 sh       Sole         30,324
Ralcorp Holdings Inc.           Com  75102810       591      7,700 sh       Sole          7,700
Research In Motion Ltd.         Com  76097510        59      2,900 sh       Sole          2,900
Richmont Mines Inc.             Com  76547T10     6,548    620,000 sh       Sole        620,000
Schlumberger Ltd.               Com  80685710        12        200 sh       Sole            200
Silver Bull Resources Inc       Com  82745810     3,558  5,929,658 sh       Sole      5,929,658
Silver Standard Resources Inc.  Com  82823L10       256     13,900 sh       Sole         13,900
Silver Wheaton Corp.            Com  82833610    30,839  1,044,800 sh       Sole      1,044,800
Solitario Exploration & Royalty Com  8342EP10     4,416  2,585,740 sh       Sole      2,585,740
SPDR Gold Trust                 Com  78463V10     2,150     13,600 sh       Sole         13,600
Sprott Physical Gold Trust      Com  85207H10   106,167  7,567,139 sh       Sole      7,567,139
Sprott Physical Silver Trust    Com  85207K10    52,271  3,760,515 sh       Sole      3,760,515
Sprott Resource Lending Corp.   Com  85207J10    11,819  8,977,654 sh       Sole      8,977,654
Suncor Energy Inc.              Com  86722410     3,391    132,840 sh       Sole        132,840
SunOpta Inc.                    Com  8676EP10         4        900 sh       Sole            900
Synopsys, Inc.                  Com  87160710       244     10,000 sh       Sole         10,000
Talisman Energy Inc.            Com  87425E10       478     38,900 sh       Sole         38,900
Tim Hortons Inc.                Com  88706M10     1,468     31,600 sh       Sole         31,600
Timberline Resources Corp       Com  88713310       245    424,670 sh       Sole        424,670
Triangle Petroleum Corp         Com  89600B20        36      9,930 sh       Sole          9,930
U.S. Energy Corp.               Com  91180510     3,455  1,495,598 sh       Sole      1,495,598
U.S. Gold Corp.                 Com  91202320     1,318    328,900 sh       Sole        328,900
Ur-Energy Inc                   Com  91688R10        36     40,000 sh       Sole         40,000
Wi-Lan Inc.                     Com  92897210    44,882  7,674,800 sh       Sole      7,674,800
Xinyuan Real Estate Company Ltd Com  98417P10       188    105,000 sh       Sole        105,000
Yamana Gold Inc.                Com  98462Y10     7,569    551,700 sh       Sole        551,700

              93                                911,382139,343,521                   139,343,521




